Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥225,894	¥131,875	¥205,235	¥115,131
Customer relationships	39,615	26,938	34,957	18,724
Patented technologies	25,900	19,028	24,342	13,317
License fees	20,142	14,573	20,425	12,867
Other	22,776	9,382	19,235	6,857

	¥334,327	¥201,796	¥304,194	¥166,896

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31, 2012
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥102,060	¥12,088	¥4,873	¥119,021
Goodwill acquired during the year	—	—	961	961
Translation adjustments and other	9,288	586	987	10,861

Balance at end of year	¥111,348	¥12,674	¥6,821	¥130,843

	Year ended December 31, 2011
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021